Description of Business (Details Narrative) - USD ($)	Oct. 16, 2024	Apr. 19, 2022	Apr. 14, 2022	Sep. 30, 2024
Subsidiary, Sale of Stock [Line Items]
Working capital				$ 67,820
Reverse stock split description	the Company completed a 1 for 22 reverse split, whereby for each 22 shares of common stock the Company issued one share of common stock .
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Initial public offering		$ 14,200,000	$ 14,200,000